S000003871 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. MBS Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.58%	0.15%	1.59%
Putnam VT Mortgage Securities Linked Benchmark (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.58%	0.15%	1.48%
Class IA Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.39%	1.07%	1.87%
Class IB shares
Prospectus [Line Items]
Average Annual Return, Percent	9.09%	0.83%	1.62%